AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

November 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.7%
Information Technology – 26.4%
Communications Equipment – 0.0%
GCI Liberty, Inc.(a) (b) (c) (d)	486	$0

Electronic Equipment, Instruments & Components – 4.3%
Flex Ltd.(b)	20,277	1,198,573
TE Connectivity PLC	7,979	1,804,451
Zebra Technologies Corp. - Class A(b)	2,582	652,601

		3,655,625

Semiconductors & Semiconductor Equipment – 9.7%
Broadcom, Inc.	7,911	3,187,817
Monolithic Power Systems, Inc.	649	602,382
NVIDIA Corp.	12,768	2,259,936
NXP Semiconductors NV	3,927	765,529
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	5,214	1,519,933

		8,335,597

Software – 9.3%
Cadence Design Systems, Inc.(b)	3,696	1,152,561
Crowdstrike Holdings, Inc. - Class A(b)	1,532	780,033
Microsoft Corp.	5,610	2,760,176
Palo Alto Networks, Inc.(b)	4,466	849,121
Salesforce, Inc.	5,133	1,183,362
ServiceNow, Inc.(b)	1,545	1,255,173

		7,980,426

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	9,495	2,647,681

		22,619,329

Health Care – 10.9%
Biotechnology – 1.9%
AbbVie, Inc.	7,272	1,655,834

Health Care Equipment & Supplies – 6.3%
GE HealthCare Technologies, Inc.	12,762	1,020,832
Hologic, Inc.(b)	9,121	683,801
Medtronic PLC	14,096	1,484,732
STERIS PLC	3,928	1,045,948
Stryker Corp.	3,036	1,126,903

		5,362,216

Life Sciences Tools & Services – 0.8%
Danaher Corp.	2,964	672,176

Pharmaceuticals – 1.9%
Johnson & Johnson	8,014	1,658,257

		9,348,483

Industrials – 8.7%
Commercial Services & Supplies – 3.6%
Tetra Tech, Inc.	16,560	575,294
Veralto Corp.	14,316	1,449,066
Waste Management, Inc.	5,092	1,109,394

		3,133,754

Company	Shares	U.S. $ Value

Construction & Engineering – 1.5%
AECOM	12,382	$1,276,955

Electrical Equipment – 3.6%
Emerson Electric Co.	8,160	1,088,381
Rockwell Automation, Inc.	5,042	1,995,926

		3,084,307

		7,495,016

Financials – 7.1%
Capital Markets – 3.9%
Intercontinental Exchange, Inc.	8,704	1,369,139
Jefferies Financial Group, Inc.	19,758	1,137,271
LPL Financial Holdings, Inc.	2,268	807,499

		3,313,909

Financial Services – 1.9%
Visa, Inc. - Class A	4,928	1,648,120

Insurance – 1.3%
Aflac, Inc.	10,178	1,122,735

		6,084,764

Utilities – 1.9%
Electric Utilities – 1.9%
NextEra Energy, Inc.	18,685	1,612,328

Consumer Discretionary – 1.6%
Automobile Components – 1.6%
Aptiv PLC(b)	17,157	1,330,525

Communication Services – 1.3%
Entertainment – 1.3%
Spotify Technology SA(b)	1,925	1,152,825

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Cameco Corp.	7,970	705,425

Total Common Stocks (cost $38,268,528)		50,348,695

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.8%
United States – 35.8%
U.S. Treasury Bonds 2.50%, 02/15/2046	$803	572,908
3.00%, 05/15/2042	105	86,096
3.00%, 02/15/2048	521	397,603
3.625%, 02/15/2053	502	419,112
3.875%, 02/15/2043	102	93,601
3.875%, 05/15/2043	80	73,253
4.25%, 02/15/2054	508	472,948

	Principal Amount (000)	U.S. $ Value

4.375%, 08/15/2043	$115	$112,209
4.50%, 02/15/2044	105	103,757
4.75%, 11/15/2043	2,783	2,839,991
4.75%, 11/15/2053	2,356	2,379,753
6.125%, 08/15/2029	1,157	1,257,153
U.S. Treasury Notes 0.625%, 05/15/2030	2,202	1,935,696
2.75%, 08/15/2032	751	705,799
3.50%, 01/31/2028	836	836,267
3.75%, 12/31/2028	362	364,529
3.875%, 12/31/2027	1,445	1,456,241
3.875%, 08/15/2033	95	94,878
4.00%, 02/29/2028	521	526,112
4.00%, 06/30/2028	218	220,641
4.00%, 01/31/2029	40	40,271
4.125%, 09/30/2027	97	97,832
4.125%, 10/31/2027	1,913	1,934,319
4.125%, 07/31/2031	390	399,291
4.125%, 11/15/2032	115	117,474
4.25%, 08/15/2035	124	126,334
4.375%, 11/30/2028	389	398,603
4.375%, 05/15/2034	2,765	2,858,553
4.50%, 11/15/2033	1,806	1,884,699
4.625%, 09/30/2028	3,545	3,652,561
4.625%, 02/15/2035	859	902,176
4.875%, 10/31/2028	1,169	1,213,228
4.875%, 10/31/2030	2,024	2,138,905

Total Governments - Treasuries (cost $30,360,714)		30,712,793

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Banks 4.125%, 01/15/2027	85	85,409
4.50%, 03/13/2026	835	836,277
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,307,283

Total Agencies (cost $2,349,026)		2,228,969

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(e) (f) (g) (cost $2,277,612)	2,277,612	2,277,612

Total Investments – 99.8% (cost $73,255,880)(h)		85,568,069
Other assets less liabilities – 0.2%		156,154

Net Assets – 100.0%		$85,724,223

(a)	Fair valued by the Adviser.
(b)	Non-income producing security.
(c)	Escrow shares.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of November 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,064,391 and gross unrealized depreciation of investments was $(1,752,202), resulting in net unrealized appreciation of $12,312,189.

Glossary:

ADR – American Depositary Receipt

AB Sustainable Thematic Balanced Portfolio

November 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$50,348,695	$—	$0	(a)	$50,348,695
Governments - Treasuries	—	30,712,793	—		30,712,793
Agencies	—	2,228,969	—		2,228,969
Short-Term Investments	2,277,612	—	—		2,277,612
Total Investments in Securities	52,626,307	32,941,762	0	(a)	85,568,069
Other Financial Instruments(b)	—	—	—		—

Total	$52,626,307	$32,941,762	$0	(a)	$85,568,069

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2025 is as follows:

Fund	Market Value 08/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,216	$5,972	$6,910	$2,278	$21